Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 291,784,977	$ 291,797,144
Liabilities:
Warrant Liability – Public Warrants	15,182,500	41,400,000
Level 3 [Member]
Liabilities:
Warrant Liability – Private Placement Warrants	$ 7,980,000	$ 22,400,000